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                      The Sentinel Variable Products Trust

                         Supplement dated June 14, 2006
                       to the Prospectus dated May 1, 2006

PORTFOLIO MANAGERS
Effective June 6, 2006, this paragraph on page 15 is deleted and replaced with the following:

         Sentinel's staff is organized as six teams. The International Team is headed by Katherine Schapiro. The Large-Cap Growth Team is headed by Elizabeth R. Bramwell. The Large-Cap Blend Team is headed by Daniel J. Manion. The Mid-Cap Growth Team is headed by Elizabeth R. Bramwell. Effective June 26, 2006 the Mid-Cap Growth Team will be headed by Paul Kandel. The Small-Cap Team is headed by Charles C. Schwartz. The Fixed-Income Team is headed by Thomas H. Brownell. All of the teams include additional portfolio managers and a number of analysts.

MID CAP GROWTH FUND
Effective June 6, 2006, the Mid Cap Growth Fund paragraph on page 16 is deleted and replaced with the following:

         Ms. Bramwell manages the Mid Cap Growth Fund. Ms. Bramwell has been associated with Sentinel and has managed the Fund since 2006. Prior to joining Sentinel, Ms. Bramwell was the Chief Executive Officer of Bramwell Capital Management, Inc., which she founded in 1994, and the Chair, President and Chief Investment Officer of The Bramwell Funds, Inc. Ms. Bramwell holds the Chartered Financial Analyst designation.

         Effective June 26, 2006, Paul Kandel will manage the Mid Cap Growth Fund. Mr. Kandel has been associated with Sentinel since 2006. From 1994 to June 2006, Mr. Kandel was a senior portfolio manager with The Dreyfus Corporation.






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



                      The Sentinel Variable Products Trust

                         Supplement dated June 14, 2006
          to the Statement of Additional Information dated May 1, 2006


PORTFOLIO MANAGER COMPENSATION
Effective June 6, 2006, this section on page 16 is deleted and replaced with the following:

     All portfolio managers are compensated by a combination of fixed salaries and incentive compensation and, in certain circumstances, the portfolio managers may be guaranteed a minimum level of combined compensation. The fixed salary portion of compensation is generally based on comparative investment management industry data. Portfolio managers who manage more than one fund and/or also manage accounts for National Life and its affiliates have a pro rata share of their salaries based on the amount of assets managed for each area and each type of investment or fund. The determination of these allocations is in the best judgment of and at the discretion of the Advisor's chief executive officer. Incentive compensation can be a significant portion of total compensation. Incentive compensation is primarily based on pre-tax investment performance of the series of Sentinel Group Funds, Inc. ("Sentinel retail funds") managed by the portfolio managers relative to Morningstar ratings and rankings. Relative results for the most recent 1-, 3- and 5-year periods are taken into account, with 25% based on the 1-year relative performance, 50% based on the 3-year relative performance, and 25% based on the 5-year relative performance. No incentive compensation is paid for performance below a 50% Morningstar percentile ranking. Because Mr. Kandel recently began managing the Sentinel retail fund, his performance compensation is allocated as follows until a 5-year performance record is established: 100% based on the 1-year relative performance in year one; 50% on the 1-year and 50% on the 2-year relative performance in year two; 25% on the 1-year relative performance, 50% on the 2-year relative performance and 25% on the 3-year relative performance in year three; and 25% on the 1-year relative performance, 50% on the 3-year relative performance and 25% on the 4-year relative performance in year four. Portfolio managers who also manage accounts for National Life and its affiliates are also eligible to receive incentive compensation based on the performance of those accounts as compared to specific fixed-income benchmarks.

     A portion of the incentive compensation for Messrs. Brownlee, Kandel, Manion and Schwartz and Ms. Bramwell is deferred and invested in one or more publicly available Sentinel funds. In addition, for all portfolio managers, the Advisor and/or an affiliate contributes an amount equal to 20% of the aggregate amount of all incentive compensation for a particular year to a discretionary award pool. Payments from this pool are determined by the chief executive officers of the Advisor and National Life based on overall results for National Life and its affiliates, an evaluation of individual performance, and other factors they determine. Mr. Kandel also receives as additional compensation a portion of the advisory fees earned by the Advisor on the Sentinel retail fund he manages for a limited period of time. Ms. Bramwell also receives for the five years beginning in 2006 a 20% share of the advisory fees earned on the assets of any separately managed accounts she manages. Portfolio managers also participate in benefit plans and programs available generally to all employees of National Life and its affiliates. These include health, life and disability insurance, and a defined benefit pension plan.


Effective June 6, 2006, these tables on page 17 are deleted and replaced with the following:

             PORTFOLIO MANAGERS' MANAGEMENT OF REGISTERED INVESTMENT
                      COMPANIES/SERIES OTHER THAN THE TRUST

                                                       NUMBER OF   TOTAL ASSETS
                                                      COMPANIES/   OF COMPANIES/
                          NUMBER OF                   SERIES WITH    SERIES WITH
                          COMPANIES/   TOTAL ASSETS   PERFORMANCE   PERFORMANCE-
PORTFOLIO MANAGER         SERIES       (IN MILLIONS)   BASED FEE      BASED FEE
-----------------         ------       -------------   ---------      ---------

David M. Brownlee             4           $  578.2        None          None
Elizabeth R. Bramwell(1)      4           $  382.7        None          None
Paul Kandel(2)                1           $  170.8        None          None
Daniel J. Manion              2           $1,302.8        None          None
Betsy Pecor                   1           $1,385.3        None          None
Charles C. Schwartz           1           $1,385.3        None          None

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                   PORTFOLIO MANAGERS' MANAGEMENT OF ACCOUNTS
                     THAT ARE NOT POOLED INVESTMENT VEHICLES


                                                       NUMBER OF   TOTAL ASSETS
                                                       ACCOUNTS   OF ACCOUNTS
                                                         WITH         WITH
                         NUMBER OF                   PERFORMANCE   PERFORMANCE-
PORTFOLIO MANAGER         ACCOUNTS     TOTAL ASSETS    BASED FEE    BASED FEE
-----------------         ------       -------------   ---------    ---------

David M. Brownlee           7             $3,072.9        None          None
Elizabeth R. Bramwell(1)    3                 17.8        None          None
Paul Kandel(2)              1             $   12.6        None          None
Daniel J. Manion            5             $  102.5        None          None
Charles C. Schwartz         2             $   13.0        None          None

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(1)  As of June 6, 2006.  Effective June 6, 2006-June 25, 2006
(2)  Assets as of June 6, 2006. Effective June 26, 2006

The following is added under "Portfolio Transactions and Brokerage" on page 21:

     At such time as the Advisor deems it advisable, the Fund may participate in a program with State Street Global Markets, LLC ("State Street Global") under which the Fund would receive a credit for part of the brokerage commission paid in any brokerage transaction directed to participating brokers. The credit is applied to Fund expenses payable to the Fund's third-party service providers other than the Advisor or its affiliates. The credit may be applied to the fees of the Fund's custodian, which is an affiliate of State Street Global. Neither the Advisor nor its affiliates receive any direct or indirect benefit from this arrangement.